SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	1,138,332
Weighted average remaining contractual life	41 months
Options exercisable as of December 31, 2013	375,666
$4.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	36,000
Exercise price	$ 4.25
Weighted average remaining contractual life	67 months 1 day
Options exercisable as of December 31, 2013
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	753,332
Exercise price	$ 4.35
Weighted average remaining contractual life	46 months 13 days
Options exercisable as of December 31, 2013	83,332
$4.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	73,500
Exercise price	$ 4.09
Weighted average remaining contractual life	15 months 25 days
Options exercisable as of December 31, 2013	73,500
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	160,000
Exercise price	$ 3.53
Weighted average remaining contractual life	25 months 9 days
Options exercisable as of December 31, 2013	160,000
$3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	30,500
Exercise price	$ 3.48
Weighted average remaining contractual life	23 months 7 days
Options exercisable as of December 31, 2013	30,500
$5.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	85,000
Exercise price	$ 5.14
Weighted average remaining contractual life	40 months 1 day
Options exercisable as of December 31, 2013	28,334